Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Other accounts receivable, net	S/ 393,254	S/ 440,531
Accounts receivable related to derivative financial instruments	220,776	185,376
Assets for technical reserves for claims and premiums by reinsurers	77,430	147,891
Accounts receivable from sale of investments	74,373	367,902
Operations in process	45,613	54,428
Accounts receivable from reinsurers and coinsurers	19,061	39,875
Credit card commissions receivable	13,200	13,237
Insurance operations receivables, net	7,499	42,795
Total	851,206	1,292,035
Non-financial instruments
Investments in associates	72,301	63,233
Deferred charges	63,377	80,113
Prepaid Income Tax	25,270	19,860
Realizable assets, received as payment and seized through legal actions	22,446	3,657
Public works tax deduction	7,178	22,608
Prepaid rights to related entity, Note 27(f)	6,628	8,856
Value Added Tax credit (e)	2,732	5,517
Others	734	6,675
Non Financial Assets	200,666	210,519
Total	1,051,872	1,502,554
Financial instruments
Contract liability with investment component	465,542	298,382
Other accounts payable	436,331	471,412
Lease liabilities	341,836	341,746
Accounts payable related to derivative financial instruments	222,305	154,116
Workers' profit sharing and salaries payable	134,710	127,516
Operations in process	132,982	116,717
Accounts Payable for Acquisitions of Investments	75,820	228,687
Allowance for Indirect Loan Losses	39,694	62,051
Accounts payable to reinsurers and coinsurers	7,328	62,879
Total	1,856,548	1,521,760
Non-financial instruments
Taxes payable	76,423	101,085
Deferred income	55,348	59,482
Provision for other contingencies	50,931	46,506
Others	8,798	21,530
Non Financial Liabilities	191,500	228,603
Total	S/ 2,048,048	S/ 1,750,363